Property and Equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
DocGo Inc. and Subsidiaries [Member]
Property and Equipment, net (Details) [Line Items]
Depreciation expense	$ 2,312,437	$ 1,874,069